Provisions for other liabilities and charges - Decommissioning and site restoration provision (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Non-current	$ 87,739	$ 84,533	[1]
Current	295	483	[1]
Decommissioning and site restoration provisions
Disclosure of other provisions [line items]
At January 1	85,016	71,941
Additions through business combinations		34,419
Increase/(decrease) in provisions	2,520	(24,898)
Payments for tower and tower equipment decommissioning	(15)	(343)
Unwinding of discount	4,581	7,084
Effects of movement in exchange rates	(4,068)	(3,187)
At end of period/year	88,034	85,016
Non-current	87,739	84,533
Current	$ 295	$ 483

[1]	re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.